FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets and liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets, beginning balance	$ 236,088,113
Transfers in to Level 3	0	$ 0
Transfers out of Level 3	0	0
Assets, ending balance	255,568,505	236,088,113
Liabilities
Liabilities, beginning balance	(207,282,494)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Liabilities, ending balance	(227,453,292)	(207,282,494)
P.A. Viva Malls
Assets
Assets, beginning balance	2,563,824
Assets, ending balance	2,633,341	2,563,824
Liabilities
Liabilities, beginning balance	(13,176)
Liabilities, ending balance	(54,228)	(13,176)
Recurring basis
Assets
Assets, beginning balance	2,908,073
Included in earnings	124,668
OCI	36,682
Purchases	526,967
Settlement	(432,086)
Reclassifications	(577,862)
Prepaids	(37,860)
Transfers in to Level 3	51,422
Transfers out of Level 3	(41,427)
Assets, ending balance	2,558,577	2,908,073
Liabilities
Liabilities, beginning balance	(121,218)
Included in earnings	(4,067)
Purchases	(73,810)
Settlement	111,900
Reclassifications	4,270
Transfers into Level 3	(14,724)
Transfers out of Level 3	3,451
Liabilities, ending balance	(94,198)	(121,218)
Recurring basis | Derivative financial instruments
Liabilities
Liabilities, beginning balance	(121,218)
Included in earnings	(4,067)
Purchases	(73,810)
Settlement	111,900
Reclassifications	4,270
Transfers into Level 3	(14,724)
Transfers out of Level 3	3,451
Liabilities, ending balance	(94,198)	(121,218)
Recurring basis | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	(119,643)
Included in earnings	(4,067)
Purchases	(73,770)
Settlement	111,182
Reclassifications	4,270
Transfers into Level 3	(12,325)
Transfers out of Level 3	2,594
Liabilities, ending balance	(91,759)	(119,643)
Recurring basis | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	(1,376)
Purchases	(40)
Settlement	519
Transfers into Level 3	(2,399)
Transfers out of Level 3	857
Liabilities, ending balance	(2,439)	(1,376)
Recurring basis | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance	(199)
Settlement	199
Liabilities, ending balance		(199)
Recurring basis | Debt instruments
Assets
Assets, beginning balance	128,079
Included in earnings	15,669
Purchases	4,325
Settlement	(24,501)
Prepaids	(37,860)
Transfers in to Level 3	49,329
Transfers out of Level 3	(1,964)
Assets, ending balance	133,077	128,079
Recurring basis | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	126,049
Included in earnings	14,325
Purchases	4,325
Settlement	(24,501)
Prepaids	(36,507)
Transfers in to Level 3	40,558
Transfers out of Level 3	(1,964)
Assets, ending balance	122,285	126,049
Recurring basis | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	2,030
Included in earnings	1,344
Prepaids	(1,353)
Transfers in to Level 3	8,771
Assets, ending balance	10,792	2,030
Recurring basis | Derivative financial instruments
Assets
Assets, beginning balance	450,476
Included in earnings	69,928
Purchases	496,361
Settlement	(286,129)
Reclassifications	(4,270)
Transfers in to Level 3	2,066
Transfers out of Level 3	(12,053)
Assets, ending balance	716,379	450,476
Recurring basis | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	394,280
Included in earnings	16,561
Purchases	463,285
Settlement	(282,053)
Reclassifications	(4,270)
Transfers in to Level 3	308
Transfers out of Level 3	(7,905)
Assets, ending balance	580,206	394,280
Recurring basis | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	56,054
Included in earnings	53,367
Purchases	33,076
Settlement	(3,934)
Transfers in to Level 3	1,758
Transfers out of Level 3	(4,148)
Assets, ending balance	136,173	56,054
Recurring basis | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	142
Settlement	(142)
Assets, ending balance		142
Recurring basis | Equity securities
Assets
Assets, beginning balance	1,079,700
Included in earnings	(17,045)
OCI	36,682
Purchases	26,281
Settlement	(79,287)
Reclassifications	(573,592)
Transfers in to Level 3	27
Transfers out of Level 3	(27,410)
Assets, ending balance	445,356	1,079,700
Recurring basis | Investment in associates
Assets
Assets, beginning balance	1,249,818
Included in earnings	56,116
Settlement	(42,169)
Assets, ending balance	1,263,765	1,249,818
Recurring basis | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,249,818
Included in earnings	56,116
Settlement	(42,169)
Assets, ending balance	1,263,765	1,249,818
Recurring basis | Level 3
Assets
Assets, beginning balance	2,908,073	3,357,380
Included in earnings		263,750
OCI		(3,436)
Purchases		350,817
Settlement		(1,004,228)
Reclassifications		(3,485)
Transfers in to Level 3		19,268
Transfers out of Level 3		(71,993)
Assets, ending balance		2,908,073
Liabilities
Liabilities, beginning balance	(121,218)	(108,896)
Included in earnings		(278)
Purchases		(114,619)
Settlement		56,546
Reclassifications		3,485
Transfers into Level 3		(5,792)
Transfers out of Level 3		48,336
Liabilities, ending balance		(121,218)
Recurring basis | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	(121,218)	(108,896)
Included in earnings		(278)
Purchases		(114,619)
Settlement		56,546
Reclassifications		3,485
Transfers into Level 3		(5,792)
Transfers out of Level 3		48,336
Liabilities, ending balance		(121,218)
Recurring basis | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	(119,643)	(102,981)
Included in earnings		(292)
Purchases		(113,046)
Settlement		55,956
Reclassifications		(1,507)
Transfers into Level 3		(5,792)
Transfers out of Level 3		48,019
Liabilities, ending balance		(119,643)
Recurring basis | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	(1,376)	(5,655)
Included in earnings		14
Purchases		(1,374)
Settlement		330
Reclassifications		4,992
Transfers out of Level 3		(317)
Liabilities, ending balance		(1,376)
Recurring basis | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance	(199)	(260)
Purchases		(199)
Settlement		260
Liabilities, ending balance		(199)
Recurring basis | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	450,476	484,291
Included in earnings		5,274
Purchases		279,562
Settlement		(296,794)
Reclassifications		(3,485)
Transfers in to Level 3		12,492
Transfers out of Level 3		(30,864)
Assets, ending balance		450,476
Recurring basis | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	394,280	432,982
Included in earnings		(9,939)
Purchases		267,452
Settlement		(291,571)
Reclassifications		1,507
Transfers in to Level 3		599
Transfers out of Level 3		(6,750)
Assets, ending balance		394,280
Recurring basis | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	56,054	51,296
Included in earnings		15,213
Purchases		11,968
Settlement		(5,210)
Reclassifications		(4,992)
Transfers in to Level 3		11,893
Transfers out of Level 3		(24,114)
Assets, ending balance		56,054
Recurring basis | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	142	13
Purchases		142
Settlement		(13)
Assets, ending balance		142
Recurring basis | Level 3 | Equity securities
Assets
Assets, beginning balance	1,079,700	1,539,600
Included in earnings		148,269
OCI		(3,436)
Purchases		8,298
Settlement		(613,031)
Assets, ending balance		1,079,700
Recurring basis | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,249,818	1,119,973
Included in earnings		138,100
Purchases		62,957
Settlement		(71,212)
Assets, ending balance		1,249,818
Recurring basis | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,249,818	1,119,973
Included in earnings		138,100
Purchases		62,957
Settlement		(71,212)
Assets, ending balance		1,249,818
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	128,079	213,516
Included in earnings		(27,893)
Settlement		(23,191)
Transfers in to Level 3		6,776
Transfers out of Level 3		(41,129)
Assets, ending balance		128,079
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Assets
Assets, beginning balance	0	6,407
Included in earnings		19
Settlement		(6,426)
Assets, ending balance		0
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	126,049	206,950
Included in earnings		(27,912)
Settlement		(16,606)
Transfers in to Level 3		4,746
Transfers out of Level 3		(41,129)
Assets, ending balance		126,049
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	$ 2,030	159
Settlement		(159)
Transfers in to Level 3		2,030
Assets, ending balance		$ 2,030